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                    GENERAL AMERICAN LIFE INSURANCE COMPANY
                      GENERAL AMERICAN SEPARATE ACCOUNTS
                          TWENTY-EIGHT & TWENTY NINE
                        Supplement Dated April 30, 2007
                        To Prospectus Dated May 1, 2000

   This supplement updates certain information to the prospectus referenced above. You should read and retain this supplement.

1. Separate Account Annual Expenses

                 Mortality and expense risk charge/(1)/: 1.25%
                 Administrative expense charge..........  .15%
                                                         ----
                 Total Separate Account Annual Expenses: 1.40%
                                                         ====

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(1)For General American Separate Account Twenty Nine, we are waiving the following amounts of the Mortality and expense risk charge on these Investment Divisions: an amount equal to the underlying fund expenses that are in excess of 0.91% for the Met/AIM Capital Appreciation Portfolio (Class
   A) and the Capital Guardian U.S. Equity Portfolio (Class A).

2. Substitutions (applies to General American Separate Account Twenty Nine only)

   Effective as of April 30, 2007, the following substitutions occurred:

     Prior Investment Fund                Replacement Investment Fund
     ---------------------                ---------------------------
     AIM V.I. Capital
       Appreciation Fund
       (Series I)                    Met/AIM Capital Appreciation Portfolio
       of the AIM Variable Insurance  (Class A) of the Met Investors Series
       Funds                                                          Trust

     AIM V.I. Core Equity
       Fund (Class I) of the         Capital Guardian U.S. Equity Portfolio
       AIM Variable Insurance                              (Class A) of the
       Funds                                            Metropolitan Series
                                                                 Fund, Inc.

Met/AIM Capital Appreciation Portfolio (Class A)

a. Subadviser: AIM Capital Management, Inc.

b. Adviser: Met Investors Advisory, LLC

c. Investment Objective: seeks long-term growth of capital

d. Investment Fund Expenses as of October 31, 2006/(1)/ (as a percentage of average daily net assets):

                 Management Fee/(2)/:.................... 0.77%
                 Other Expenses/(3)/:.................... 0.09%
                 Gross Total Annual Expenses:............ 0.86%
                 Contractual Expense Subsidy or Deferral: 0.00%
                                                          ----
                 Net Total Annual Expenses:.............. 0.86%
                                                          ====

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(1)The Portfolio's fiscal year end has been changed from 10/31 to 12/31.
(2)The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.
(3)Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year. Other Expenses have also been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.

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Capital Guardian U.S. Equity Portfolio (Class A)

a. Subadviser: Capital Guardian Trust Company

b. Adviser: MetLife Advisers, LLC

c. Investment Objective: seeks long-term growth of capital

e. Investment Fund Expenses as of December 31, 2006 (as a percentage of average daily net assets)

                 Management Fee:......................... 0.66%
                 Other Expenses/(1)/:.................... 0.06%
                 Gross Total Annual Expenses:............ 1.03%
                 Contractual Expense Subsidy or Deferral: 0.00%
                                                          ----
                 Net Total Annual Expenses:.............. 1.03%
                                                          ====

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(1)Other Expenses have been restated to reflect current fees, as if current fees has been in effect for the previous fiscal year.

3. Revenue Sharing and Fund Selection Criteria

   Certain Payments We Receive with Regard to the Investment Funds. An investment adviser (other than our affiliates MetLife Advisers, LLC; and Met Investors Advisory LLC) or subadviser of an Investment Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Investment Fund. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Fund assets. Contract owners, through their indirect investment in the Investment Funds, bear the costs of these advisory fees (see the Investment Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

   Additionally, an investment adviser or subadviser of an Investment Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

   We and/or certain of our affiliated insurance companies have joint ownership interests in affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies". Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Funds. We will benefit accordingly from assets allocated to the Investment Funds to the extent they result in profits to the advisers.

   We select the Investment Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Fund's adviser or subadviser is one of our affiliates or whether the Investment Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Funds periodically and may remove an Investment Fund or limit its availability to new purchase

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payments and/or transfers of Contract Value if we determine that the Investment
Fund no longer meets one or more of the selection criteria, and/or if the Investment Fund has not attracted significant allocations from Contract
Owners. In some cases, we have included Investment Funds based on recommendations made by selling firms.

   We do not provide any investment advice and do not recommend or endorse any particular Investment Fund. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Investment Funds you have chosen.

4. Market Timing

   Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Investment Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Investment Fund and the reflection of that change in the Investment Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Investment Funds and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Investment Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

   We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Funds (i.e., the AIM V.I. International Growth Fund which is available with General American Separate Account Twenty Nine -- the "Monitored Portfolio") and we monitor transfer activity in this Monitored Portfolio. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolio within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Investment Funds, in a 12-month period there were, (1) six or more transfers involving the given category;
(2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Investment Fund in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

   We do not believe that other Investment Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Investment Funds. We may change the Monitored Portfolio at any time without notice in our sole discretion. In addition to monitoring transfer activity in the Monitored Portfolio, we rely on the underlying Investment Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

   Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolio that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolio or other identified Investment Funds under that Contract to be submitted with an original signature.

   Transfers made under a Dollar Cost Averaging Program or a rebalancing program, if applicable, are not treated as transfers when we evaluate trading patterns for market timing.

   The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Funds that we believe are susceptible to arbitrage trading

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or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the contracts. We do not accommodate market timing in any Investment Funds and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

   The Investment Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and w reserve the right to enforce these policies and procedures. For example, Investment Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Investment Funds, we have entered into a written agreement, as required by SEC regulation, with each Investment Fund or its principal underwriter that obligates us to provide to the Investment Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Investment Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Investment Fund.

   In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Investment Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Funds. If an Investment Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Investment Fund may reject the entire omnibus order.

   In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Investment Fund prospectuses for more details.

5. Purchase Payments

   We accept purchase payments made by check or cashier's check. We also accept purchase payments in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled (see below). We do not accept cash, money orders or traveler's checks.

6. Access to Your Money -- Surrenders and Partial Withdrawals

   We normally pay surrender proceeds within seven days, subject to our right to suspend payments under some circumstances described below.

   We reserve the right to suspend or postpone the payment of any amounts due under the contract when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or

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postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists (as determined by the Securities and Exchange Commission) so that it is not practicable to dispose of securities held in the Fund or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

   Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a purchase payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any requests for withdrawals, surrenders, or death benefits, or annuitize your contract or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your contract to government regulators.

   We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owner's may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not cleared by providing us with a certified check.]

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE